Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Detail) - At fair value [member] - Level 3 [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Beginning balance	¥ 877,998	¥ 867,481
Total gains (losses), Included in profit or loss	10,319	4,986
Total gains (losses), Included in other comprehensive income		46,196
Purchases		73,673
Sales		(11,768)
Settlement		(80,950)
Transfers into Level 3		325
Transfers out of Level 3		(21,945)
Ending balance		877,998
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	8,954	730
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	6,125	4,061
Total gains (losses), Included in profit or loss		9,163
Total gains (losses), Included in other comprehensive income		(158)
Purchases		517
Sales		(1,027)
Settlement		(6,456)
Transfers into Level 3		25
Ending balance		6,125
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		9,601
Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		2
Total gains (losses), Included in profit or loss		(45)
Purchases		43
Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		1
Total gains (losses), Included in profit or loss		(1)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		(1)
Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,880	1,327
Total gains (losses), Included in profit or loss		1,106
Purchases		474
Sales		(1,027)
Ending balance		1,880
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		1,499
Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	4,245	2,731
Total gains (losses), Included in profit or loss		8,103
Total gains (losses), Included in other comprehensive income		(158)
Settlement		(6,456)
Transfers into Level 3		25
Ending balance		4,245
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		8,103
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	28,200	26,339
Total gains (losses), Included in profit or loss		(1,353)
Purchases		4,915
Sales		(648)
Settlement		(251)
Transfers out of Level 3		(802)
Ending balance		28,200
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		(1,622)
Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	10,143	12,053
Total gains (losses), Included in profit or loss		(1,731)
Settlement		(149)
Transfers out of Level 3		(30)
Ending balance		10,143
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		(1,731)
Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	18,057	14,286
Total gains (losses), Included in profit or loss		378
Purchases		4,915
Sales		(648)
Settlement		(102)
Transfers out of Level 3		(772)
Ending balance		18,057
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		109
Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(833)	303
Total gains (losses), Included in profit or loss		(812)
Transfers into Level 3		(324)
Ending balance		(833)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		(856)
Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	844,506	836,778
Total gains (losses), Included in profit or loss		(2,012)
Total gains (losses), Included in other comprehensive income		46,354
Purchases		68,241
Sales		(10,093)
Settlement		(74,243)
Transfers into Level 3		624
Transfers out of Level 3		(21,143)
Ending balance		844,506
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		(6,393)
Available-for-sale financial assets [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	154	526
Total gains (losses), Included in profit or loss		1,600
Total gains (losses), Included in other comprehensive income		(13)
Sales		(1,613)
Settlement		(346)
Ending balance		154
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		(13)
Available-for-sale financial assets [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	844,352	836,252
Total gains (losses), Included in profit or loss		(3,612)
Total gains (losses), Included in other comprehensive income		46,367
Purchases		68,241
Sales		(8,480)
Settlement		(73,897)
Transfers into Level 3		624
Transfers out of Level 3		(21,143)
Ending balance		844,352
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance		(6,380)
IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,038,759
Total gains (losses), Included in profit or loss	10,319
Total gains (losses), Included in other comprehensive income	(43,189)
Purchases	270,496
Sales	(136,843)
Settlement	(133,469)
Transfers into Level 3	116
Transfers out of Level 3	(2,852)
Ending balance	1,003,337	1,038,759
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	8,954
IFRS 9 [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	6,125
Total gains (losses), Included in profit or loss	11,020
Total gains (losses), Included in other comprehensive income	142
Purchases	1,194
Sales	(3,741)
Settlement	(5,032)
Ending balance	9,708	6,125
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	9,013
IFRS 9 [member] | Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses), Included in profit or loss	145
Purchases	72
Sales	(5)
Ending balance	212
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	212
IFRS 9 [member] | Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses), Included in profit or loss	70
Purchases	195
Ending balance	265
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	70
IFRS 9 [member] | Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,880
Total gains (losses), Included in profit or loss	5,165
Purchases	927
Sales	(3,736)
Ending balance	4,236	1,880
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	3,071
IFRS 9 [member] | Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	4,245
Total gains (losses), Included in profit or loss	5,640
Total gains (losses), Included in other comprehensive income	142
Settlement	(5,032)
Ending balance	4,995	4,245
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	5,660
IFRS 9 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	553,338
Total gains (losses), Included in profit or loss	(1,927)
Total gains (losses), Included in other comprehensive income	24
Purchases	261,733
Sales	(124,298)
Settlement	(107,349)
Transfers into Level 3	74
Transfers out of Level 3	(748)
Ending balance	580,847	553,338
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(1,218)
IFRS 9 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	536,357
Total gains (losses), Included in profit or loss	(193)
Total gains (losses), Included in other comprehensive income	24
Purchases	256,214
Sales	(123,589)
Settlement	(106,677)
Ending balance	562,136	536,357
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	819
IFRS 9 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	16,981
Total gains (losses), Included in profit or loss	(1,734)
Purchases	5,519
Sales	(709)
Settlement	(672)
Transfers into Level 3	74
Transfers out of Level 3	(748)
Ending balance	18,711	16,981
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(2,037)
IFRS 9 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	480,129
Total gains (losses), Included in other comprehensive income	(43,355)
Purchases	7,569
Sales	(8,804)
Settlement	(21,088)
Transfers out of Level 3	(2,104)
Ending balance	412,347	480,129
IFRS 9 [member] | Financial assets at fair value through other comprehensive income, category [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	154
Transfers out of Level 3	(154)
Ending balance		154
IFRS 9 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	479,975
Total gains (losses), Included in other comprehensive income	(43,355)
Purchases	7,569
Sales	(8,804)
Settlement	(21,088)
Transfers out of Level 3	(1,950)
Ending balance	412,347	479,975
IFRS 9 [member] | Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(833)
Total gains (losses), Included in profit or loss	1,226
Transfers into Level 3	42
Ending balance	435	¥ (833)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	¥ 1,159